Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Schedule of Inter-segment transaction prices

For the year ended March 31, 2024
	(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Transaction and service income
Revenue from external customers	149,310	24,817	—	174,127
Inter-segment revenue	823	2,081	(2,904)	—
Total transaction and service income	150,133	26,898	(2,904)	174,127
Interest income	59,013	14,871	—	73,884
Gains (losses) on financial instruments	405	4,236	—	4,641
Other operating income	1,756	203	—	1,959
Total revenue	211,307	46,208	(2,904)	254,611
Operating expenses (1)	(215,084)	(42,420)	2,904	(254,600)
Segment profit (loss) (2)	(3,777)	3,788	—	11

(1)
For information on depreciation and amortization expenses, see Note 33, Operating Expenses.
(2)
The total of segment profit (loss) is equivalent to profit before tax in the Consolidated Statements of Profit or Loss for the year ended March 31, 2024.

For the year ended March 31, 2025
	(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Transaction and service income
Revenue from external customers	176,597	26,998	—	203,595
Inter-segment revenue	1,454	1,362	(2,816)	—
Total transaction and service income	178,051	28,360	(2,816)	203,595
Interest income	68,623	19,819	—	88,442
Gains (losses) on financial instruments	276	5,253	—	5,529
Other operating income	1,304	208	—	1,512
Total revenue	248,254	53,640	(2,816)	299,078
Operating expenses (1)	(217,898)	(48,486)	2,816	(263,568)
Segment profit	30,356	5,154	—	35,510

(Reconciliation to profit before tax)
Share of loss of investments accounted for using the equity method				(549)
Profit before tax				34,961

(1)
For information on depreciation and amortization expenses, see Note 33, Operating Expenses.

For the year ended March 31, 2026
	(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Transaction and service income
Revenue from external customers	220,770	30,271	—	251,041
Inter-segment revenue	1,124	870	(1,994)	—
Total transaction and service income	221,894	31,141	(1,994)	251,041
Interest income	84,574	32,674	(760)	116,488
Gains (losses) on financial instruments	2,327	7,923	—	10,250
Other operating income	2,422	628	(167)	2,883
Total revenue	311,217	72,366	(2,921)	380,662
Operating expenses (1)	(246,722)	(56,779)	2,921	(300,580)
Segment profit	64,495	15,587	—	80,082

(Reconciliation to profit before tax)
Share of loss of investments accounted for using the equity method				(137)
Profit before tax				79,945

(1)
For information on depreciation and amortization expenses, see Note 33, Operating Expenses.